Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
BBH Core Select | BBH Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBTEX
BBH Core Select | BBH Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBTRX
BBH Global Core Select | BBH Global Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBGNX
BBH Global Core Select | BBH Global Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBGRX
BBH International Equity Fund | BBH International Equity Fund | Class N Shares
Risk/Return:
Trading Symbol	BBHEX
BBH International Equity Fund | BBH International Equity Fund | Class I Shares
Risk/Return:
Trading Symbol	BBHLX
BBH Limited Duration Fund | BBH Limited Duration Fund | Class N Shares
Risk/Return:
Trading Symbol	BBBMX
BBH Limited Duration Fund | BBH Limited Duration Fund | Class I Shares
Risk/Return:
Trading Symbol	BBBIX
BBH Intermediate Municipal Bond Fund | BBH Intermediate Municipal Bond Fund | Class N Shares
Risk/Return:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | BBH Intermediate Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	BBIIX